FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, Ca 94403-1906

September 3, 2009

Filed Via EDGAR (CIK #0000912291)
Securities and Exchange Commission
100 F Street NE
Washington DC  20549

     RE:    FRANKLIN REAL ESTATE SECURITIES TRUST

              File Nos. 033-69048 and 811-08034

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 27, 2009.

Sincerely yours,

FRANKLIN REAL ESTATE SECURITIES TRUST

/s/ David P. Goss
Vice President

DPG/jg

cc:     Bruce G. Leto, Esq.